Commitments and Contingencies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingencies (Textual)
Annual insurance premiums	$ 10,000
General insurance expense	$ 10,000,000
Maximum [Member]
Commitments and Contingencies (Textual)
Supplemental information for property, casualty insurance underwriters, interest rate in range	40.00%
Minimum [Member]
Commitments and Contingencies (Textual)
Supplemental information for property, casualty insurance underwriters, interest rate in range	25.00%